Share-Based Compensation (Details 2) (CVR Energy, Inc, USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Phantom Unit Plans
Share-Based Compensation
Number of share-based compensation plans	2
Compensation expenses	$ 0	$ 4,300,000	$ 5,900,000
Unrecognized compensation expense	$ 0
Service Phantom interest
Share-Based Compensation
Interest (per point)			$ 14.64
Performance Phantom interest
Share-Based Compensation
Interest (per point)			$ 21.25